Lease Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Impairment reversals	$ 1.1
Recoverable amount remaining	1.3
Onerous contracts
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Additional provisions, other provisions	6.8	$ 2.5
Right-of-use assets
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Net impairment charge (reversal)	(29.0)	1.6
Property, plant and equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Property and equipment	6.1
United States And Canada
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Impairment reversals		4.4
United States
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Impairment reversals	0.6
Recoverable amount remaining	0.0
United States | Right-of-use assets
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Property and equipment		2.1
United States | Property, plant and equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Property and equipment	0.4	2.6
Canada
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Impairment reversals	0.4
Recoverable amount remaining	0.0
Canada | Property, plant and equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Property and equipment	5.2
Global
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Impairment reversals	0.1
Recoverable amount remaining	1.3	$ 2.8
Global | Property, plant and equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Property and equipment	$ 0.5
Bottom of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Top of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	15 years
Top of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years
Top of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	5 years
Weighted average | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	6 years 1 month 6 days	6 years 2 months 12 days
Weighted average | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	2 years 6 months	2 years 9 months 18 days